Commitment (Details)	Sep. 30, 2020 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2021	$ 73,701
2022	73,701
2023	73,701
2024	73,701
2025	73,701
Thereafter	165,827
Total	$ 534,332